Warrants (Details) (Warrant [Member]) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Feb. 28, 2013	Sep. 30, 2012
Class of Warrant or Right [Line Items]
Warrants outstanding	1,334	86	86	1,307
Weighted average exercise price		13.92	13.92	14.03
Common Stock [Member] | Raising Capital [Member] | November 2007 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	24			24
Weighted average exercise price	12.38			12.38
Common Stock [Member] | Issuance of Debt [Member] | Various 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	324			324
Weighted average exercise price	16.26			16.26
Common Stock [Member] | Issuance of Debt [Member] | Various 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	398			398
Weighted average exercise price	13.25			13.25
Common Stock [Member] | Issuance of Debt [Member] | May 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	48			48
Weighted average exercise price	16.26			16.26
Common Stock [Member] | Issuance of Debt [Member] | August 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	32			32
Weighted average exercise price	13.25			13.25
Common Stock [Member] | Issuance of Debt [Member] | September 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	56			56
Weighted average exercise price	15.00			15.00
Common Stock [Member] | Issuance of Debt [Member] | Various 2012 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	326			326
Weighted average exercise price	15.00			15.00
Common Stock [Member] | Issuance of Debt [Member] | Various 2013 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	86
Weighted average exercise price	13.92
Common Stock [Member] | Referral Fee Program [Member] | June 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	20			20
Weighted average exercise price	13.25			13.25
Common Stock [Member] | Mortgage Renewal [Member] | August 2011 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	20			20
Weighted average exercise price	15.00			15.00